Initial Public Offering (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Initial Public Offering [Abstract]
Schedule of Common Stock Reflected on the Balance Sheet

As of June 30, 2023, the shares of common stock reflected on the balance sheet are reconciled in the following table.

Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Warrants	(10,695,000)
Proceeds allocated to Public Rights	(9,430,000)
Offering costs of Public Shares	(6,901,405)
Plus:
Accretion of carrying value to redemption value	29,388,057
Class A Common stock subject to possible redemption – December 31, 2022	$117,361,652
Plus:
Accretion of carrying value to redemption value – six months period ended June 30, 2023	2,336,570
Redeemed common stock payable to public stockholders	(63,169,451)
Class A Common stock subject to possible redemption – June 30, 2023	$56,528,771
As of December 31, 2022, the shares of common stock reflected on the balance sheet are reconciled in the following table.
As of December 31, 2022
Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Warrants	(10,695,000)
Proceeds allocated to Public Rights	(9,430,000)
Offering costs of Public Shares	(6,901,405)
Plus:
Accretion of carrying value to redemption value	29,388,057
Class A Common stock subject to possible redemption	$117,361,652